Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Segment Reporting

Segment Reporting

Since 2024, the Company reports its results within two operating segments: GEO services (“GEO”) segment that refers to the operation of the fleet of GEO satellite and LEO services (“LEO”) segment that refers to the deployment and operation of the Telesat Lightspeed constellation (which activity takes place within the LEO Non-Guarantor Entities). Transactions that do not belong to a particular operating segment, such as transactions related to certain corporate entities, are reported within “Other”.

Operating segments are reported in a manner consistent with the internal reporting provided to the Company’s Chief Operating Decision Maker (“CODM”), who is the Company’s Chief Executive Officer.

Foreign Currency Translation

Foreign Currency Translation

Unless otherwise specified, all figures reported in the consolidated financial statements and associated note disclosures are presented in Canadian dollars, which is the functional and presentation currency of the Company. Each of the subsidiaries of the Company determines its own functional currency and uses that currency to measure items on their separate financial statements.

For the Company’s non-foreign operations, foreign currency non-monetary assets and liabilities are translated at their historical exchange rates, foreign currency monetary assets and liabilities are translated at the year-end exchange rates, and foreign denominated revenue and expenses are translated at the average exchange rates of the month in which the transactions occurred. Gains or losses on translation of these items are recognized as a component of net income (loss).

Upon consolidation of the Company’s foreign operations that have a functional currency other than the Canadian dollar, assets and liabilities are translated at the year-end exchange rate, and revenue and expenses are translated at the average exchange rates of the month in which the transactions occurred. Gains or losses on the translation of foreign subsidiaries are recognized in other comprehensive income (loss).

Cash and Cash Equivalents

Cash and Cash Equivalents

All highly liquid investments with an original maturity of three months or less, or which are available upon demand with no penalty for early redemption, are classified as cash and cash equivalents. Cash and cash equivalents are comprised of cash on hand, demand deposits, short-term investments and restricted cash expected to be used within the next twelve months.

Revenue Recognition

Revenue Recognition

Telesat recognizes revenue from satellite services on a monthly basis as services are performed in an amount that reflects the consideration the Company expects to receive in exchange for those services. Telesat accounts for a contract when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability is considered probable.

Revenue from a contract to sell consulting services is recognized as follows:

•        Consulting revenue for cost plus contracts is recognized as the approved time and labor is completed by Telesat.

•        Fixed price consulting revenue contracts use an input method to determine the progress towards complete satisfaction of the performance obligation. The input method is measured by comparing actual costs incurred to total cost expected.

Equipment sale revenue is recognized when the customer obtains control of the equipment, being at the time the equipment is delivered to and accepted by the customer. Only equipment sales are subject to warranty or return and there is no general right of return. Historically, the Company has not incurred significant expenses for warranties.

When a transaction involves more than one product or service, revenue is allocated to each performance obligation based on its relative stand-alone selling price. Transactions are evaluated to determine whether the Company is the principal and if the transactions should be recorded on a gross or net basis.

Deferred Revenue

Deferred Revenue

Deferred revenue represents the Company’s liability for the provision of future services and is classified on the balance sheet in other current and long-term liabilities. Deferred revenue consists of remuneration received in advance of the provision of service and in the majority of cases is recognized in income on a straight-line basis over the term of the related customer contracts. In the case of certain deferred revenue for short-term services, balances are recognized into income upon the completion or using an input method to determine the progress towards complete satisfaction of the performance obligation of the related contract. Prepayments are evaluated to determine whether or not they constitute a significant financing component. The Company has elected a practical expedient whereby if the timing difference between the customer prepayment and the transfer of control of the promised goods and services is less than a year then it would not be considered as a significant financing component.

A significant financing component will only occur in the following circumstances:

•        There is a timing difference between when the control of goods or services is transferred to the customer and when the customer pays for the goods;

•        The timing difference between the customer prepayment and transfer of control of the promised goods and services is in excess of one year; and

•        The primary reason for the prepayment is for financing purposes.

In the case of the existence of a significant financing component, the amount of the consideration is adjusted to reflect what the cash selling price of the promised service would have been if payments had occurred as control of the service was transferred to the customer. The discount rate used in determining the significant financing component is the rate that would be reflected in a separate financing transaction between the Company and the customer at contract inception.

Inventories

Inventories

Inventories are valued at the lower of cost and net realizable value and consist of finished goods and work in process. Cost for substantially all network equipment inventories are determined on a weighted average cost basis. Cost for work in process and certain one-of-a-kind finished goods are determined using the specific identification method.

Borrowing Costs

Borrowing Costs

Borrowing costs are incurred on the Company’s debt financing. Borrowing costs attributable to the acquisition, production or construction of a qualifying asset are added to the cost of that asset. The Company has defined a qualifying asset as an asset that takes longer than twelve months to be ready for its intended use or sale. Capitalization of borrowing costs continues until such time that the asset is substantially ready for its intended use or sale. Borrowing costs are determined based on specific financing related to the asset, or in the absence of specific financing, the borrowing costs are calculated on the basis of a capitalization rate which is equal to the Company’s weighted average cost of debt. All other borrowing costs are expensed when incurred.

Leases

Leases

At the inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether or not the contract conveys the right to control the use of the asset for a period of time in exchange for consideration.

The Company recognizes a right-of-use asset and lease liability at the lease commencement date. The right-of-use asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, less any lease incentives received. Each individual lease liability is initially measured at the present value of the lease payments over the respective lease term, discounted using the Company’s incremental borrowing rate for that lease.

The lease term is the non-cancellable period determined for each of the leases considering the option to extend when it is reasonably certain that the Company will exercise the option or the option to terminate if it is reasonably certain that the Company will exercise the option.

After the commencement date, the right-of-use assets are measured applying the cost model and depreciated to the earlier of the end of the useful life of the asset or the end of the lease term on a straight-line basis. The lease liability is subsequently measured by increasing the carrying amount to reflect the interest on the lease, using the effective interest method, and by reducing the carrying amount to reflect the lease payments made.

The lease liability is remeasured when there is a change in future lease payments, arising from a change in index or rate, or if there is a change in the assessment of whether the Company will exercise a purchase, extension or termination option. The amount of the remeasurement of the lease liability is also recognized as an adjustment to the right-of-use asset, or is recorded in the statement of income (loss) if the carrying amount of the right-of-use asset has been reduced to zero.

The Company has elected to not recognize a right-of-use asset or lease liability for any lease that has a lease term of 12 months or less. The payments associated with these agreements would be recognized as an operating expense on a straight-line basis over the lease term.

The Company has also elected the practical expedient, for property leases, not to separate the non-lease components from the lease components, and instead account for each lease and any associated non-lease components within the contract as a single lease component.

Government Grants

Government Grants

Government grants are recognized where there is a reasonable assurance that the grant will be received and the attached conditions will be complied with.

When the grant relates to an expense, the grant is recorded as a deduction to the related expense incurred over the same period.

When the grant relates to an asset, the grant is deducted from the carrying amount of the related asset as the grant is receivable.

Software as a Service arrangements

Software as a Service arrangements

A Software as a Service (“SaaS”) cloud computing arrangement is evaluated as to whether it met the criteria under IAS 38, Intangible Assets (“IAS 38”) or IFRS 16, Leases. If an arrangement did not meet either of those criteria, the arrangement is accounted for as a service contract.

Telesat may enter into a SaaS cloud computing arrangement with a supplier where the contract conveys to Telesat a right to receive future access over the contract term to the supplier’s application software running on the supplier’s cloud infrastructure. The right to receive access does not provide Telesat with a software asset and, therefore, the access to the software is a service which is received over the contract term.

The assessment of whether configuration or customization of a software results in an intangible asset for Telesat depends on the nature and output of the configuration and customization performed. In some circumstances, the arrangement may result in additional code from which Telesat has the power to obtain the future economic benefits and to restrict others’ access to those benefits. In that case, in determining whether to recognize the additional code as an intangible asset, Telesat assesses whether the additional code is identifiable and meets the recognition criteria under IAS 38.

Separately acquired intangible rights (i.e. software licenses in cloud computing arrangements) are normally recognized as assets.

Satellites, Property and Other Equipment

Satellites, Property and Other Equipment

Satellites, property and other equipment, which are carried at cost, less accumulated depreciation and any accumulated impairment losses, include the contractual cost of equipment, capitalized engineering costs, capitalized borrowing costs during the construction or production of qualifying assets, and with respect to satellites, the cost of launch services, and launch insurance.

Depreciation is calculated using the straight-line method over the respective estimated useful lives of the assets.

Below are the estimated useful lives in years of satellites, property and other equipment as at December 31, 2025.

Years
Satellites	3 to 15
Right-of-use assets	2 to 27
Antennas, satellite control and communication equipment	7 to 20
Building, equipment and other	3 to 27

Construction in progress is not depreciated as depreciation only commences when the asset is ready for its intended use. For satellites, depreciation commences on the day the satellite becomes available for service.

The investment in each satellite is derecognized when the satellite is retired. When other property is retired from operations at the end of its useful life, the cost of the asset and accumulated depreciation are removed from the accounts. Earnings are credited with the amount of any net salvage value and charged with any net cost of removal. When an asset is sold prior to the end of its useful life, the gain or loss is recognized immediately in other operating gains (losses), net.

In the event of an unsuccessful launch or total in-orbit satellite failure, all unamortized costs that are not recoverable under launch or in-orbit insurance are recorded in other operating gains (losses), net.

Liabilities related to decommissioning and restoration of retiring property and other equipment are measured at fair value with a corresponding increase to the carrying amount of the related asset. The liability is accreted over the period of expected cash flows with a corresponding charge to interest expense. The liabilities recorded to date have not been significant and are reassessed at the end of each reporting period. There are no decommissioning or restoration obligations for satellites.

Satellite Performance Incentive Payments

Satellite Performance Incentive Payments

Satellite performance incentive payments are obligations payable to satellite manufacturers over the lives of certain satellites. The present value of the payments is capitalized as part of the cost of the satellite and recognized as part of the depreciation of the satellite.

Cash Generating Unit

Cash Generating Unit

A cash generating unit (“CGU”) is the smallest identifiable group of assets that generates cash inflows which are largely independent of the cash inflows from other assets or groups of assets. In the prior year, the Company tested the carrying amount of its GEO satellites and orbital slots by grouping them on a regional basis. Based on the change on January 1, 2025 to finite life from indefinite useful life of the orbital slots and due to the continuing decline in the GEO business, the Company manages the GEO business as a unified depleting pool of capacity with the objective to maximize the interoperability of satellites to utilize any excess capacity considering any regulatory or satellites footprint limitations. As a result, the Company has determined that its GEO operations comprise four distinct, disaggregated CGUs, each representing groups of satellites and orbital slots organized by capacity pools and customer segments, with each unit generating cash flows independently from the others.

For goodwill impairment assessment purposes, GEO is treated as one aggregated GEO CGU. The Company’s LEO operations have been assessed to function as a single CGU for the purposes of impairment testing.

These carrying amounts represent the assets allocated to each CGU for the purposes of impairment testing in accordance with IAS 36.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

The Company accounts for business combinations using the acquisition method of accounting, which establishes specific criteria for the recognition of intangible assets separately from goodwill. Goodwill represents the excess between the total of the consideration transferred over the fair value of net assets acquired. After initial recognition at cost, goodwill is measured at cost less any accumulated impairment losses.

The Company distinguishes intangible assets between assets with finite and indefinite useful lives. Intangible assets with indefinite useful lives are comprised of the Company’s trade name and intellectual property. These assets are carried at cost less any accumulated impairment losses. Finite life intangible assets, which are carried at cost less accumulated amortization and any accumulated impairment losses, consist of orbital slots, customer relationships, customer contracts, concession rights, transponder rights, software and patents. Intangible assets with finite lives are amortized over their estimated useful lives using the straight-line method of amortization, except for revenue backlog which is based on the expected period of recognition of the related revenue.

Below are the estimated useful lives in years of the finite life intangible assets as at December 31, 2025.

Years
Orbital slots	1 to 34
Customer relationships	20 to 21
Concession rights	3 to 15
Software	5
Patents	18

Impairment of Goodwill and CGUs

Impairment of Goodwill and CGUs

As of January 1, 2024, the Company reallocated its goodwill to GEO and LEO segments on a relative fair value basis which are now considered to be the lowest level at which the associated goodwill is monitored for the purpose of impairment.

In cases where there are indicators of impairment, the recoverable amount of the asset, which is the higher of its fair value less costs of disposal and its value in use, is determined. The Company measures value in use on the basis of the estimated future cash flows to be generated by an asset or CGU. These future cash flows are based on the Company’s latest business plan information and are discounted using rates that best reflect the time value of money and the specific risks associated with the underlying asset or assets in the CGU.

The fair value less costs of disposal is the price that would be received to sell an asset or CGU in an orderly transaction between market participants at the measurement date. For the impairment assessment, the fair value is calculated using Level 3 of the fair value hierarchy.

The fair value less costs of disposal for the GEO segment, GEO CGU and LEO CGU was determined using a discounted cash flow model, which represents a Level 2 and Level 3 fair value measurement described under IFRS 13. The valuation incorporated the following significant unobservable inputs:

•        Projected future cash flows for GEO and LEO satellite operations, respectively (unobservable)

•        Assumptions regarding long-term pricing and utilization of GEO and LEO capacity (unobservable)

Management believes that these inputs reflect assumptions that market participants would use when pricing the CGU.

An impairment loss is the amount by which the carrying amount of an asset or CGU exceeds its recoverable amount. When an impairment loss subsequently reverses, the carrying amount of the asset (or a CGU) is increased to the revised measure of its recoverable amount, so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) in prior years. Impairment losses and reversals of impairment losses are recognized in other operating gains (losses), net.

An assessment for impairment of goodwill and CGUs is performed annually, or more frequently whenever events or changes in circumstances indicate that the carrying amounts of these assets are likely to exceed their recoverable amount.

A quantitative impairment test consists of assessing the recoverable amount of a CGU or an asset, which is the higher of its fair value less costs of disposal and its value in use. For the quantitative impairment assessment, fair value is calculated using Level 3 of the fair value hierarchy depending on the valuation approach being utilized.

As part of its annual impairment test for goodwill, management first performs the impairment test of the CGUs (or group of CGUs) to which it is allocated.

Impairment losses related to a disaggregated CGU that does not have goodwill allocated to it are distributed to the CGU’s assets on a proportionate basis according to their respective carrying amounts. These impairment losses are recognized within other operating gains (losses), net. For CGU assets other than goodwill, any reversals of previously recognized impairment losses are also recorded in other operating gains (losses), net.

Impairment of Indefinite Life Intangible Assets	The Company measures value in use on the basis of the estimated future cash flows to be generated by an asset or CGU. These future cash flows are based on the Company’s latest business plan information and are discounted using rates that best reflect the time value of money and the specific risks associated with the underlying asset or assets in the CGU.

The fair value less costs of disposal is the price that would be received to sell an asset or CGU in an orderly transaction between market participants at the measurement date. For the impairment assessment, the fair value is calculated using Level 3 of the fair value hierarchy.

The fair value less costs of disposal for the GEO segment, GEO CGU and LEO CGU was determined using a discounted cash flow model, which represents a Level 2 and Level 3 fair value measurement described under IFRS 13. The valuation incorporated the following significant unobservable inputs:

•        Projected future cash flows for GEO and LEO satellite operations, respectively (unobservable)

•        Assumptions regarding long-term pricing and utilization of GEO and LEO capacity (unobservable)

Management believes that these inputs reflect assumptions that market participants would use when pricing the CGU.

An impairment loss is the amount by which the carrying amount of an asset or CGU exceeds its recoverable amount. When an impairment loss subsequently reverses, the carrying amount of the asset (or a CGU) is increased to the revised measure of its recoverable amount, so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) in prior years. Impairment losses and reversals of impairment losses are recognized in other operating gains (losses), net.

An assessment for impairment of goodwill and CGUs is performed annually, or more frequently whenever events or changes in circumstances indicate that the carrying amounts of these assets are likely to exceed their recoverable amount.

A quantitative impairment test consists of assessing the recoverable amount of a CGU or an asset, which is the higher of its fair value less costs of disposal and its value in use. For the quantitative impairment assessment, fair value is calculated using Level 3 of the fair value hierarchy depending on the valuation approach being utilized.

As part of its annual impairment test for goodwill, management first performs the impairment test of the CGUs (or group of CGUs) to which it is allocated.

Impairment losses related to a disaggregated CGU that does not have goodwill allocated to it are distributed to the CGU’s assets on a proportionate basis according to their respective carrying amounts. These impairment losses are recognized within other operating gains (losses), net. For CGU assets other than goodwill, any reversals of previously recognized impairment losses are also recorded in other operating gains (losses), net.

Impairment of Long-Lived Assets

Tangible fixed assets and finite-life intangible assets are assessed for impairment when events or changes in circumstances indicate that the carrying amount of an asset exceed its recoverable amount. In addition, at each reporting period, the Company assesses whether there are indicators that an impairment loss recognized in prior periods may no longer exist or may have decreased. If it is not possible to measure the recoverable amount for a particular asset, the Company determines the recoverable amount of the CGU with which it is associated.

Impairment of Indefinite Life Intangible Assets

Indefinite life intangible assets such as trade name and intellectual property are tested for impairment as a part of the CGUs as these assets do not generate cash inflows independently of other assets or groups of assets and the carrying amount cannot be fully attributed to a single CGU. An assessment for impairment of indefinite life intangible assets is performed annually, or more frequently whenever events or changes in circumstances indicate that the carrying amounts of these assets are likely to exceed their recoverable amount.

A quantitative impairment test consists of assessing the recoverable amount of an asset, which is the higher of its fair value less costs of disposal and its value in use. For the quantitative impairment assessment, fair value is calculated on a recurring basis and is calculated using Level 3 of the fair value hierarchy depending on the valuation approach being utilized.

Impairment losses are recognized in other operating gains (losses), net. For indefinite life intangible assets, reversals of impairment losses are also recognized in other operating gains (losses), net.

Orbital Slots

Prior to January 1, 2025, the Company’s accounting estimates concerning the appropriate useful economic lives of geostationary orbital slots have been that they have indefinite lives as it was expected, with a relatively high level of certainty, that it would maintain continued occupancy of an assigned geostationary orbital slot either during the operational life of an existing orbiting satellite or upon replacement by a new satellite once the operational life of the existing orbiting satellite is over. In 2025, the orbital slots were tested for impairment at the CGU level.

To respond to market dynamics, the Company is developing a constellation of LEO satellites. A large part of its current and future capital expenditures is expected to be related to this constellation. In light of market developments, the number of occupied operational geostationary orbital slots is likely to decline over time, and management no longer believes that the existing geostationary orbital slots will continue to be utilized for an indefinite period of time.

As a result, management has updated its estimates in this area such that all geostationary orbital slots are now presented as finite life assets. For those orbital slots which were formerly presented as indefinite life assets, their residual carrying values will generally be amortized over the remaining life of the on-station satellite operating at that orbital position in accordance with the provisions of IAS 38. Where more than one satellite is co-located at one position then the latest end of life amongst those satellites is used. Where the likelihood of procuring a new or replacement satellite is probable, management calculates the end of life of that uncommitted replacement and applies it in computing the amortization life of the relevant orbital slot. The useful lives applied in the amortization of orbital slots range from 1 to 34 years.

This change in accounting estimate regarding the useful lives of the orbital slots has been accounted for prospectively, beginning on January 1, 2025.

The impact on the balance sheet as at December 31, 2025 was as follows:

(in millions of dollars)
Intangible assets	$(33.9)
Accumulated earnings	$33.9

The impact on the statement of income (loss) for the year ended December 31, 2025, was as follows:

(in millions of dollars)
Amortization	$(33.9)

Under IFRS® Accounting Standards, a change in the useful life of an orbital slot is an indicator of impairment, requiring an assessment. The Company performed its latest impairment test for orbital slots in the fourth quarter of the year ended December 31, 2024. Given the proximity of that assessment to the change in useful life, the Company reevaluated the key assumptions and determined that there were no material changes that would significantly affect the recoverable amount. Accordingly, the Company relied on this assessment to support its no impairment conclusion as of the date the useful life was revised.

Trade Name

Until 2024, relief from royalty method was used to calculate the fair value of the Telesat trade name. The relief from royalty analysis requires determining a hypothetical royalty rate and subsequent application of the rate to projected revenue. For 2025, Telesat assessed trade name for impairment at the CGU level.

Telesat’s trade name meets the definition of a corporate asset as it contributes to the future cash flows of all CGUs of the company (i.e. four GEO satellite pool CGUs and the LEO CGU). The trade name does not generate cash inflows independently of other assets or groups of assets and the carrying amount cannot be fully attributed to a single CGU under review. Therefore, the carrying amount of the trade name has been allocated to the individual CGUs on a relative value basis. This carrying amount including the proportionate amount of the trade name is then compared against the recoverable amount of the CGUs.

Intellectual Property

In performing the intellectual property impairment analysis, the Company determines its recoverable amount. The recoverable amount is the fair value less costs of disposal. To the extent that the recoverable amount is less than the carrying value of the asset, an impairment exists and the asset is written down to its recoverable amount.

The Company measures value in use on the basis of the estimated future cash flows to be generated by an asset or CGU. These future cash flows are based on the Company’s latest business plan information approved by senior management and are discounted using rates that best reflect the time value of money and the specific risks associated with the underlying asset or assets in the CGU.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Tangible fixed assets and finite-life intangible assets are assessed for impairment when events or changes in circumstances indicate that the carrying amount of an asset exceed its recoverable amount. In addition, at each reporting period, the Company assesses whether there are indicators that an impairment loss recognized in prior periods may no longer exist or may have decreased. If it is not possible to measure the recoverable amount for a particular asset, the Company determines the recoverable amount of the CGU with which it is associated.

Financial Instruments

Financial Instruments

Financial assets are initially recognized at fair value. Financial assets are measured using one of three measurement approaches (fair value through profit or loss (“FVTPL”), fair value through other comprehensive income (“FVTOCI”), or amortized cost). A financial asset is measured at amortized cost if it is not designated as FVTPL, it is held within a business model whose objective is to hold assets to collect contractual cash flows and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. A debt investment is measured at FVTOCI if it is not designated at FVTPL, it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amounts outstanding. On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in OCI. This election is made on an investment by investment basis. All financial assets not classified as measured at amortized cost or FVTOCI as described above are measured at FVTPL. Telesat does not have any financial assets measured at FVTOCI as at December 31, 2025 and 2024.

The following accounting policies apply to the subsequent measurement of the Company’s financial assets:

•        Amortized cost:    The financial assets are subsequently measured at amortized cost in accordance with the effective interest method. The amortized cost is reduced by any impairment losses; and

•        FVTPL:    These financial assets are subsequently measured at fair value with changes in fair value recorded in the consolidated statement of income (loss) as part of gain (loss) on changes in fair value of financial instruments.

Financial liabilities are initially measured at fair value. Financial liabilities are classified as amortized cost or FVTPL. Financial liabilities that are classified as amortized cost are measured and recorded at amortized cost in accordance with the effective interest method. Financial liabilities classified as FVTPL are subsequently measured at fair value with changes in fair value recorded in the consolidated statement of income (loss) as part of the gain (loss) on changes in fair value of financial instruments.

The Company has used derivative financial instruments to manage its exposure to foreign exchange risk associated with debt denominated in foreign currencies, as well as to reduce its exposure to interest rate risk associated with debt. Currently, the Company does not designate any of its derivative financial instruments as hedging instruments for accounting purposes. All realized and unrealized gains and losses on these derivative financial instruments are recorded in the consolidated statement of income (loss) as part of gain (loss) on changes in fair value of financial instruments.

Derivatives, including embedded derivatives that must be separately accounted for, are recorded at fair value on the consolidated balance sheet at inception and marked to market at each reporting period thereafter. Derivatives embedded in financial liabilities and other non-financial instrument contracts are treated as separate derivatives when their risk and characteristics are not closely related to those of the host contract and the host contract is measured separately according to its characteristics. The Company accounts for embedded foreign currency derivatives and the related host contract as a single instrument where the contract requires payments denominated in the currency that is commonly used in contracts to procure non-financial items in the economic environment in which the Company transacts.

Transaction costs for instruments classified as FVTPL are expensed as incurred. Transaction costs that are directly attributable to the acquisition of financial assets and liabilities (other than FVTPL) are added or deducted from the fair value of the financial asset or financial liability on initial recognition.

The Company’s financial assets classified as amortized cost and contract assets are subject to impairment requirements. The Company has elected to measure loss allowances for trade receivables and other contract assets at an amount equal to lifetime expected credit loss. The lifetime expected credit losses are the expected credit losses that result from possible default events over the expected life of the instrument.

Financing Costs

Financing Costs

The debt issuance costs related to the Senior Secured Credit Facility, the 6.5% Senior Unsecured Notes (“2027 Senior Unsecured Notes”), the 4.875% Senior Secured Notes (“2027 Senior Secured Notes”), the 5.625% Senior Secured Notes (“2026 Senior Secured Notes”) and Telesat Lightspeed Financing are included in current and long-term indebtedness and are amortized to interest expense using the effective interest method. All other debt issuance costs are accounted for as short-term and long-term deferred charges and are included in prepaid expenses and other current assets and other long-term assets. The deferred charges are amortized to interest expense on a straight-line basis over the term of the indebtedness to which they relate.

Employee Benefit Plans

Employee Benefit Plans

Telesat Canada maintains one contributory and three non-contributory defined benefit pension plans which provide benefits based on length of service and rate of pay. Two of these defined-benefit plans were closed to new members in 2013. Effective January 1, 2024, the Pension Plan for Employees of Telesat Canada and the Pension Plan for Designated Employees of Telesat Canada were merged into one plan, the Pension Plan for Employees of Telesat Canada, subject to final regulatory filings and approvals. The combined plan is closed entirely to new members with respect to the defined benefit provisions. The merged plan will offer a defined contribution pension to all employees of Telesat Canada and Telesat LEO effective January 1, 2024.

Telesat Canada also provides other post-employment and retirement benefits, include health care and life insurance benefits on retirement and various disability plans, worker’s compensation and medical benefits to former or inactive employees of Telesat Canada, their beneficiaries and covered dependents, after employment but before retirement, under certain circumstances.

In addition, Telesat Canada provides defined contribution pension plans, under certain circumstances, for employees who are not eligible for the defined benefit pension plans.

Telesat also provides health care and life insurance benefits for certain retired employees. These benefits are funded primarily on a pay-as-you-go basis, with the retiree paying a portion of the cost through contributions, deductibles and co-insurance provisions. Commencing in 2015, as a result of an amendment to one of the plans, Telesat has contributed to a health reimbursement account instead of providing the health care and life insurance benefits directly to certain retired employees.

Effective November 19, 2021, the Company has become responsible for the defined benefit plan and health and life insurance benefits for retired employees of Loral. Loral maintained a defined benefit pension plan for its employees. Loral pension plan is a qualified defined benefit pension plan in which only the employees hired prior to July 1, 2006 could participate. Benefits are based primarily on members’ compensation and/or years of service. In addition to pension plan, certain health care and life insurance benefits are also provided to retired employees and dependents. Healthcare benefits end when the retiree reaches age 65.

The Company is responsible for adequately funding the defined benefit pension plans. Contributions are made based on actuarial cost methods that are permitted by pension regulatory bodies and reflect assumptions about future investment returns, salary projections and future service benefits.

Costs for defined contribution pension plans are recognized as an expense during the year in which the employees have rendered service entitling them to the Company’s contribution.

The Company accrues the present value of its obligations under employee benefit plans and the related costs reduced by the fair value of plan assets. Pension costs and other retirement benefits are determined using the projected unit credit method prorated on service and management’s best estimate of expected investment performance, salary escalation, retirement ages of employees and expected health care costs.

Pension plan assets are valued at fair value. The discount rate is based on the market interest rate of high quality bonds. Past service costs arising from plan amendments are recognized immediately to the extent that the benefits are already vested, and otherwise are amortized on a straight-line basis over the average remaining vesting period. A valuation is performed at least every three years to determine the present value of the accrued pension and other retirement benefits.

Remeasurements arising from defined benefit pension plans comprise actuarial gains and losses and the return on plan assets (excluding interest). The Company recognizes them immediately in other comprehensive income (loss), which is included in accumulated earnings, in the year in which they occur.

The current service costs and administration fees not related to asset management are included in operating expenses. The net interest expense (income) on the net defined benefit liability (asset) for the period is calculated by applying the discount rate used to measure the defined benefit obligation at the beginning of the year to the net defined benefit liability (asset) at the beginning of the year while considering any changes in the net defined benefit liability (asset) during the year as a result of contributions and benefit payments. The net interest expense (income) is included in interest expense.

Stock Options

Stock Options

The Company offers stock options for certain key employees under which it receives services from employees in exchange for equity instruments of the Company. The expense is based on the fair value of the awards granted using the Black-Scholes option pricing model. The expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are satisfied, with a corresponding increase in equity. For awards with graded vesting, the fair value of each tranche is recognized over the respective vesting period with a significant higher proportionate amount of the total expense being recognized earlier in the vesting period.

Restricted Share Units, Performance Share Units, Deferred Share Units and Employee Share Purchase Plan

Restricted Share Units, Performance Share Units, Deferred Share Units and Employee Share Purchase Plan

For each restricted share unit (“RSU”), performance share unit (“PSU”) or deferred share unit (“DSU”), an expense is recorded over the vesting period equal to the fair value of the Non-Voting Participating Preferred shares prior to the close of the Transaction and equal to the fair value of the either Class A Common shares or Class B Variable Voting shares of Telesat Corporation after the close of the Transaction, with a corresponding increase in equity. For awards with graded vesting, the fair value of each tranche is recognized over the respective vesting period with a significant higher proportionate amount of the total expense being recognized earlier in the vesting period. All RSU’s, PSU’s and DSU’s, including those issued prior to the close of the Transaction, are expected to be settled in either Class A Common shares or Class B Variable Voting shares of Telesat Corporation.

In 2025, the Company established an Employee Share Purchase Plan (“ESPP”). The ESPP is a cash-settled share-based payment plan, whereby employees of the company can acquire common shares through regular payroll deductions. Company-matched employee contributions, up to a maximum of five thousand dollars per annum, are restricted to a one year holding period. The employee and Company’s contributions are remitted to an independent plan administrator who is responsible for purchasing common shares on the market on behalf of the employee.

Income Taxes

Income Taxes

Income tax expense, comprising current and deferred income tax, is recognized in income except to the extent it relates to items recognized in other comprehensive income (loss) or equity, in which case the income tax expense is recognized in other comprehensive income (loss) or equity, respectively.

Current income tax is measured at the amount expected to be paid to the taxation authorities, net of recoveries, based on the tax rates and laws enacted or substantively enacted as at the balance sheet date.

Deferred taxes are the result of temporary differences arising between the tax bases of assets and liabilities and their carrying amount. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the asset is realized or the liability is settled, based on tax rates and laws that have been enacted or substantively enacted at the balance sheet date. Deferred tax assets are recognized for all deductible temporary differences to the extent that it is probable that taxable profit will be available against which the deductible temporary difference can be utilized.

The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that the deferred tax assets will be realized. Unrecognized deferred tax assets are reassessed at each balance sheet date and recognized to the extent that it has become probable that future taxable profit will allow the deferred tax assets to be recovered.

Deferred tax assets are netted against the deferred tax liabilities when they relate to income taxes levied by the same taxation authority on either:

i)       the same taxable entity; or

ii)      different taxable entities which intend to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Deferred tax liabilities are recognized for all taxable temporary differences except when the deferred tax liability arises from the initial recognition of goodwill or the initial recognition of an asset or liability in a transaction which is not a business combination. For taxable temporary differences associated with investments in subsidiaries, a deferred tax liability is recognized unless the parent can control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

Earnings Per Share

Earnings Per Share

Basic earnings per share is computed based upon the weighted average number of Class A Common Shares, Class B Variable Voting Shares, Class C Fully Voting Shares and Class C Limited Voting Shares during each period. Variable Voting and Limited Voting shares are in all respects identical to and treated equally to voting common shares.

Diluted earnings per share are based on the weighted average number of Common, Limited Voting and Variable Voting shares outstanding during each period, adjusted for the effect of unvested or unconverted RSUs, PSUs, DSUs and stock options which have a dilutive effect.

Non-Controlling Interests

Non-Controlling Interests

Non-controlling interests in subsidiaries are identified separately from the Company’s equity therein. Those interests of non-controlling shareholders that are present ownership interests entitling their holders to a proportionate share of net assets upon liquidation may initially be measured at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement is made on an acquisition-by-acquisition basis. Other non-controlling interests are initially measured at fair value. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in equity.

The Company reports non-controlling interests as equity, separately on the consolidated balance sheets. In addition, net income (loss) and each component of other comprehensive income (loss) is separately attributed to the non-controlling interests. Total comprehensive income (loss) is attributed to non-controlling interests even if it results in the non-controlling interest having a deficit balance. This is the case even without any existing obligation on the part of the non-controlling interests to make an additional investment to cover the losses. Allocation of net income (loss) and total comprehensive income (loss) is based only on existing ownership interests.

Future Changes in Accounting Policies

Future Changes in Accounting Policies

The IASB periodically issues new and amended accounting standards. The new and amended standards determined to be applicable to the Company are disclosed below. The remaining new and amended standards have been excluded as they are not applicable.

IFRS 18, Presentation and Disclosures in Financial Statements

In April 2024, the IASB issued IFRS 18, Presentation and Disclosures in Financial Statements (“IFRS 18”), which replaces IAS 1. IFRS 18 aims to improve the comparability and transparency of financial performance by introducing defined categories and subtotals in the statement of profit or loss, enhanced disclosure requirements for management-defined performance measures, and updated principles for the aggregation and disaggregation of information in the financial statements.

IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, with early adoption permitted.

Telesat is currently evaluating the detailed implications of applying IFRS 18 on its financial statements. Based on preliminary analysis performed to date, IFRS 18 is not expected to affect the Company’s total net income (loss). However, the standard is expected to result in changes to the presentation and classification of certain income, expense, and cash flow line items.

Certain line items in the primary financial statements may be modified, disaggregated, or regrouped to better reflect the principles of aggregation and disaggregation introduced by IFRS 18.

In particular, foreign exchange differences that are currently aggregated and presented as a single line item in the statement of profit or loss may require disaggregation and reclassification between various categories.

Based on the Company’s current understanding of IFRS 18, interest paid is expected to be classified as financing cash flows and interest received as investing cash flows in the statement of cash flows, rather than operating cash flows as currently presented.

Telesat will continue to evaluate the detailed application of IFRS 18. The Company will apply IFRS 18 from its mandatory effective date of January 1, 2027 and where applicable, will restate the comparative information in accordance with the transition requirements of the standard.